Segment Information	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Segment information	SEGMENT INFORMATION
We provide and operate three distinct reportable segments as follows:

•Shipping – This segment is based on the business activities of the transportation of LNG carriers. We operate and subsequently charter out LNG carriers on fixed terms to customers.
•FLNG – This segment is based on the business activities of FLNG vessels or projects. We convert LNG carriers into FLNG vessels, or build new FLNG vessels and subsequently charter them out to customers. We currently have one operational FLNG, the Hilli, and one undergoing conversion into a FLNG, the Gimi (note 15).
•Corporate and other – This segment is based on the business activities of vessel management, FSRU services for third parties and administrative services and our corporate overhead costs.
A reconciliation of net income to Adjusted EBITDA is as follows:

	Nine months ended September 30,
(in thousands of $)	2022	2021
Net income	871,987	514,803
Income taxes	335	407
Income before income taxes	872,322	515,210
Depreciation and amortization	39,328	41,592
Impairment of long-term assets (1)	76,155	—
Unrealized gain on oil and gas derivative instruments (note 7)	(361,972)	(145,282)
Realized and unrealized (gains)/losses on our investment in listed equity securities (note 8)	(346,497)	244,210
Other non-operating (income)/losses (note 8)	(11,267)	67,582
Interest income	(4,013)	(61)
Interest expense	15,589	24,121
Gains on derivative instruments (note 9)	(73,330)	(17,062)
Other financial items, net (note 9)	3,255	(938)
Net (income)/loss from equity method investments (note 16)	(12,996)	562
Net loss/(income) from discontinued operations (note 11)	79,281	(603,947)
Adjusted EBITDA	275,855	125,987
(1) In May 2022, we entered into a sale and purchase agreement (the “Arctic SPA”) with SNAM RETE GAS S.p.A (part of “Snam”), pursuant to which, upon receipt of a notice to proceed, we will convert LNG carrier Golar Arctic to a FSRU, deliver, install and connect her to Snam's mooring, and following completion of commissioning activities and provisional acceptance, we will sell her to Snam. Entry into the Arctic SPA changes the expected recovery of Golar Arctic's carrying amount from continued use in operations over her remaining useful life, to recovery from sale, and was considered an indicator of impairment. As the revised future estimated cash flows were less than her carrying amount, an impairment charge of $76.2 million was recognized, reflecting an adjustment to her fair value (based on average broker valuation at date of measurement and represents the exit price in the principal LNG carrier sales market).

	Nine months ended September 30, 2022
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Total results from continuing operations
Statement of Operations:
Total operating revenues	4,216	178,314	26,261	208,791
Vessel operating expenses	(5,676)	(43,380)	(4,861)	(53,917)
Voyage, charterhire and commission expenses	(1,699)	(450)	(25)	(2,174)
Administrative expenses	65	(22)	(30,552)	(30,509)
Project development expenses	—	(2,917)	1,586	(1,331)
Realized gain on oil and gas derivative instruments, net (note 7)	—	154,696	—	154,696
Other operating income	—	299	—	299
Adjusted EBITDA	(3,094)	286,540	(7,591)	275,855

Balance Sheet:	September 30, 2022
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Segment assets from continuing operations	Assets held for sale	Total assets
Total assets	47,951	2,944,622	1,392,964	4,385,537	707	4,386,244
Equity method investments (note 16)	145,804	—	51,108	196,912	—	196,912

	Nine months ended September 30, 2021
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Total results from continuing operations
Statement of Operations:
Total operating revenues	8,571	164,614	21,575	194,760
Vessel operating expenses	(4,942)	(39,288)	(7,659)	(51,889)
Voyage, charterhire and commission expenses	(160)	(450)	(66)	(676)
Administrative expenses	(145)	(185)	(25,638)	(25,968)
Project development expenses	—	(2,116)	39	(2,077)
Realized gain on oil and gas derivative instruments, net (note 7)	—	11,837	—	11,837
Adjusted EBITDA	3,324	134,412	(11,749)	125,987

Balance Sheet:	December 31, 2021
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Segment assets from continuing operations	Assets held for sale	Total assets
Total assets	128,901	2,314,342	808,013	3,251,256	1,697,039	4,948,295
Equity method investments (note 16)	—	—	52,215	52,215	—	52,215
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.